UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2006

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Julie Allecta
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

The New Economy Fund®
Investment portfolio

August 31, 2006
unaudited

Common stocks — 89.76%	Shares	Market value (000)

BANKS — 13.74%
Freddie Mac	1,830,000	$116,388
UniCredito Italiano SpA (Italy)	7,140,000	56,865
UniCredito Italiano SpA (Germany)	6,750,000	53,716
Société Générale	675,500	108,894
Erste Bank der oesterreichischen Sparkassen AG	1,376,900	83,148
Wells Fargo & Co.	2,200,000	76,450
ICICI Bank Ltd.	4,660,000	59,964
ICICI Bank Ltd. (ADR)	400,000	10,676
HDFC Bank Ltd.	3,746,000	68,744
Pusan Bank	5,160,000	66,319
Mitsui Trust Holdings, Inc.	4,050,000	47,387
City National Corp.	708,200	46,599
Kookmin Bank	369,200	29,892
BNP Paribas	262,550	27,863
SinoPac Financial Holdings Co. Ltd.	61,440,000	26,931
Royal Bank of Scotland Group PLC	766,496	25,989
Grupo Financiero Banorte, SA de CV	8,800,000	25,799
Shinhan Financial Group Co., Ltd.	502,000	22,647
Daegu Bank, Ltd.	1,192,800	19,985
Banco Santander Central Hispano, SA	1,189,523	18,430
HSBC Holdings PLC	930,624	16,875
Banco Bradesco SA, preferred nominative	515,000	16,714
Sberbank (Savings Bank of the Russian Federation) (GDR)	50,000	13,400
Unibanco-União de Bancos Brasileiros SA, units (GDR)	167,000	12,082
South Financial Group, Inc.	425,000	11,488
Mitsubishi UFJ Financial Group, Inc.	682	9,292
Bayerische Hypo- und Vereinsbank AG	175,000	7,127
Siam City Bank PCL	10,300,000	5,483
Hypo Real Estate Holding AG	48,265	2,989
		1,088,136

SOFTWARE & SERVICES — 11.83%
Google Inc., Class A1	594,000	224,847
Microsoft Corp.	3,980,000	102,246
Symantec Corp.[1]	5,000,000	93,200
Affiliated Computer Services, Inc., Class A1	1,673,000	85,892
eBay Inc.[1]	2,785,600	77,607
Oracle Corp.[1]	4,870,000	76,216
Yahoo! Inc.[1]	1,666,000	48,014
First Data Corp.	1,035,000	44,474
Paychex, Inc.	1,125,000	40,399
CNET Networks, Inc.[1]	4,080,000	38,474
Intuit Inc.[1]	1,056,300	31,921
NAVTEQ Corp.[1]	885,200	23,511
Automatic Data Processing, Inc.	465,000	21,948
Iron Mountain Inc.[1]	400,000	16,396
Novell, Inc.[1]	1,760,000	11,739
		936,884

RETAILING — 7.47%
Target Corp.	3,150,000	152,428
Lowe’s Companies, Inc.	3,360,000	90,922
Stockmann OYJ ABP, Class B	1,600,000	67,388
Liberty Media Holding Corp., Liberty Interactive, Series A1	2,065,000	39,359
IAC/InterActiveCorp[1]	1,297,500	36,953
Limited Brands, Inc.	1,373,800	35,348
Best Buy Co., Inc.	750,000	35,250
Expedia, Inc.[1]	1,665,000	27,173
Amazon.com, Inc.[1]	850,000	26,205
Industria de Diseno Textil, SA	500,000	22,524
DSG International PLC	3,556,600	13,873
Kingfisher PLC	2,500,000	11,226
Williams-Sonoma, Inc.	369,800	10,894
KOMERI Co., Ltd.	217,600	7,542
Yamada Denki Co., Ltd.	60,000	6,438
Takashimaya Co., Ltd.	352,000	4,436
GOME Electrical Appliances Holding Ltd.	4,100,000	3,153
		591,112

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.28%
Intel Corp.	5,400,000	105,516
Hynix Semiconductor Inc.[1]	2,691,820	103,090
Texas Instruments Inc.	2,050,000	66,810
Maxim Integrated Products, Inc.	2,100,000	61,110
Novellus Systems, Inc.[1]	1,400,000	39,088
Altera Corp.[1]	1,750,000	35,402
Applied Materials, Inc.	1,400,000	23,632
Rohm Co., Ltd.	250,500	23,230
Taiwan Semiconductor Manufacturing Co. Ltd.	12,901,411	22,817
Samsung Electronics Co., Ltd.	33,500	22,661
Linear Technology Corp.	600,000	20,406
Siliconware Precision Industries Co., Ltd.	16,859,140	20,014
Microchip Technology Inc.	500,000	17,080
Advanced Micro Devices, Inc.[1]	501,600	12,535
Sunplus Technology Co., Ltd.[2]	3,421,376	3,319
		576,710

TELECOMMUNICATION SERVICES — 6.07%
Sprint Nextel Corp., Series 1	4,730,000	80,032
Telephone and Data Systems, Inc.	931,100	39,488
Telephone and Data Systems, Inc., Special Common Shares	931,100	38,156
Koninklijke KPN NV	4,996,500	61,560
Qwest Communications International Inc.[1]	6,700,000	59,027
Digi International Inc.	13,974,400	44,809
Bharti Airtel Ltd.[1]	5,000,000	44,266
Philippine Long Distance Telephone Co.	465,040	17,502
Philippine Long Distance Telephone Co. (ADR)	299,500	11,213
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	28,559,000	24,793
Millicom International Cellular SA1	630,000	24,583
Mobile Telesystems OJSC (ADR)	427,300	15,639
LG Telecom Ltd.[1]	1,260,253	14,361
América Móvil SA de CV, Series L (ADR)	139,500	5,205
		480,634

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.06%
Bayer AG	2,124,000	105,084
Roche Holding AG	525,000	96,636
Amgen Inc.[1]	1,010,000	68,609
SCHWARZ PHARMA AG	574,654	53,597
Forest Laboratories, Inc.[1]	750,000	37,485
Millennium Pharmaceuticals, Inc.[1]	3,200,000	34,752
Bristol-Myers Squibb Co.	1,400,000	30,450
Merck KGaA	284,000	28,156
QIAGEN NV1	1,713,832	24,514
		479,283

HEALTH CARE EQUIPMENT & SERVICES — 5.82%
Medtronic, Inc.	1,555,000	72,930
Smith & Nephew PLC	6,196,500	53,674
Zimmer Holdings, Inc.[1]	750,000	51,000
St. Jude Medical, Inc.[1]	1,200,000	43,692
Kyphon Inc.[1]	1,175,000	42,547
Apria Healthcare Group Inc.[1]	2,000,000	40,780
Advanced Medical Optics, Inc.[1]	660,000	31,779
Express Scripts, Inc.[1]	350,000	29,428
CIGNA Corp.	250,000	28,267
Aetna Inc.	680,000	25,344
FoxHollow Technologies, Inc.[1]	750,000	23,497
Cardinal Health, Inc.	260,000	17,529
		460,467

TECHNOLOGY HARDWARE & EQUIPMENT — 5.76%
Cisco Systems, Inc.[1]	5,929,200	130,383
Corning Inc.[1]	2,750,000	61,160
Nidec Corp.	550,000	39,858
Nokia Corp.	1,900,000	39,745
Advantech Co., Ltd.	11,422,860	32,337
High Tech Computer Corp.	1,200,000	30,318
Seagate Technology[1]	1,200,000	26,700
International Business Machines Corp.	281,700	22,809
EMC Corp.[1]	1,750,000	20,387
Acer Inc.[2]	10,641,660	16,867
LG.Philips LCD Co., Ltd.[1]	323,000	12,941
Flextronics International Ltd.[1]	1,031,534	12,172
Wintek Corp.	12,035,965	10,057
		455,734

MEDIA — 4.84%
News Corp., Class A	3,502,815	66,659
Walt Disney Co.	1,300,000	38,545
Vivendi SA	1,100,000	37,787
Liberty Media Holding Corp., Liberty Capital, Series A1	413,000	35,654
British Sky Broadcasting Group PLC	3,335,000	35,566
Time Warner Inc.	2,000,000	33,240
E.W. Scripps Co., Class A	600,000	27,282
Viacom Inc., Class B1	700,000	25,410
Arbitron Inc.	670,520	25,158
Discovery Holding Co., Class A1	1,328,000	18,605
Schibsted ASA	525,000	15,395
Grupo Televisa, SA, ordinary participation certificates (ADR)	690,000	13,138
Mediaset SpA	566,000	6,532
SET India Ltd.[1,2,3]	79,866	4,501
		383,472

DIVERSIFIED FINANCIALS — 2.76%
Capital One Financial Corp.	750,000	54,825
Citigroup Inc.	1,000,000	49,350
Deutsche Börse AG	235,000	35,619
Bank of New York Co., Inc.	775,000	26,156
J.P. Morgan Chase & Co.	550,000	25,113
ING Groep NV	531,910	22,968
UBS AG	82,000	4,633
		218,664

TRANSPORTATION — 2.05%
Nippon Express Co., Ltd.	9,760,000	52,943
Cintra, Concesiones de Infraestructuras de Transporte, SA	2,500,000	33,168
Singapore Post Private Ltd.	45,000,000	29,167
United Parcel Service, Inc., Class B	375,000	26,269
Qantas Airways Ltd.	4,066,882	10,659
JetBlue Airways Corp.[1]	1,000,000	10,240
		162,446

COMMERCIAL SERVICES & SUPPLIES — 1.94%
Monster Worldwide, Inc.[1]	1,250,000	50,925
Rentokil Initial PLC	12,000,000	34,306
Buhrmann NV	2,000,000	27,174
Robert Half International Inc.	700,000	21,658
United Stationers Inc.[1]	431,300	19,767
		153,830

CONSUMER SERVICES — 1.91%
Carnival Corp., units	1,100,000	46,090
William Hill PLC	3,204,100	38,743
Shangri-La Asia Ltd.	19,000,000	37,625
OSI Restaurant Partners, Inc.	700,000	21,679
Greek Organization of Football Prognostics SA	198,710	7,057
		151,194

UTILITIES — 1.79%
Veolia Environnement	1,083,200	60,630
Hong Kong and China Gas Co. Ltd.	10,042,000	23,321
Reliance Energy Ltd.	2,238,345	21,137
Electricity Generating PCL, nonvoting depositary receipt	9,011,000	18,348
E.ON AG	113,000	14,336
NTPC Ltd.	1,619,000	4,333
		142,105

FOOD & STAPLES RETAILING — 1.74%
Wal-Mart de México, SA de CV, Series V	12,400,000	42,419
Costco Wholesale Corp.	560,000	26,202
Koninklijke Ahold NV1	2,200,000	21,082
Walgreen Co.	400,000	19,784
Seven & I Holdings Co., Ltd.	534,800	18,900
Tesco PLC	1,350,000	9,690
		138,077

ENERGY — 1.59%
Schlumberger Ltd.	2,050,000	125,665

INSURANCE — 0.86%
American International Group, Inc.	813,985	51,949
XL Capital Ltd., Class A	250,000	16,410
		68,359

CONSUMER DURABLES & APPAREL — 0.70%
SEGA SAMMY HOLDINGS INC.	786,000	26,840
Cyrela Brazil Realty SA, ordinary nominative	1,350,000	23,826
LG Electronics Inc.	70,000	4,692
		55,358

MATERIALS — 0.65%
Nitto Denko Corp.	718,000	51,543

CAPITAL GOODS — 0.04%
Hi-P International Ltd.	7,770,000	3,456

MISCELLANEOUS — 4.86%
Other common stocks in initial period of acquisition		384,766

Total common stocks (cost: $5,860,186,000)		7,107,895

Convertible securities — 0.54%	Shares or principal amount

TECHNOLOGY HARDWARE & EQUIPMENT — 0.44%
Lucent Technologies Inc. 8.00% convertible notes 2031	$35,000,000	35,263

SOFTWARE & SERVICES — 0.00%
ProAct Technologies Corp., Series C, convertible preferred[1,2,3]	3,500,000	16

MISCELLANEOUS — 0.10%
Other convertible securities in initial period of acquisition		7,624

Total convertible securities (cost: $42,314,000)		42,903

	Principal amount	Market value
Short-term securities — 9.36%	(000)	(000)

Clipper Receivables Co., LLC 5.25%-5.30% due 9/6-10/13/2006[3]	$139,400	$138,977
Federal Home Loan Bank 5.09%-5.265% due 9/8-10/25/2006	99,380	99,024
Gannett Co. 5.20%-5.24% due 9/13-10/3/2006[3]	78,000	77,709
Triple-A One Funding Corp. 5.26% due 9/12-9/26/2006[3]	70,656	70,484
Ranger Funding Co. LLC 5.27%-5.34% due 9/1-10/6/2006[3]	39,200	39,131
Freddie Mac 5.14%-5.20% due 9/20-12/19/2006	37,900	37,431
CAFCO, LLC 5.27%-5.35% due 10/4-10/19/2006[3]	37,600	37,401
Abbott Laboratories 5.22%-5.27% due 9/12-10/31/2006[3]	36,800	36,521
Three Pillars Funding, LLC 5.26% due 9/19-9/27/2006[3]	34,076	33,969
Concentrate Manufacturing Co. of Ireland 5.21% due 9/15/2006[3]	30,900	30,833
NetJets Inc. 5.22% due 9/26/2006[3]	27,500	27,396
Hershey Co. 5.23% due 9/18/2006[3]	25,000	24,935
United Parcel Service Inc. 5.20% due 9/18/2006	20,000	19,948
BellSouth Corp. 5.30%-5.32% due 9/7-9/12/2006[3]	15,200	15,179
E.I. duPont de Nemours and Co. 5.20% due 9/28/2006[3]	15,000	14,939
General Dynamics Corp. 5.22% due 9/15/2006[3]	12,300	12,273
Caterpillar Financial Services Corp. 5.30% due 9/18/2006	10,000	9,973
Becton, Dickinson and Co. 5.25% due 9/22/2006	10,000	9,968
Park Avenue Receivables Co., LLC 5.25% due 10/10/2006[3]	4,421	4,395
U.S. Treasury Bills 5.076% due 9/21/2006	900	897

Total short-term securities (cost: $741,376,000)		741,383

Total investment securities (cost: $6,643,876,000)		7,892,181
Other assets less liabilities		26,686

Net assets		$7,918,867

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Valued under fair value procedures adopted by authority of the board of trustees.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $568,659,000, which represented 7.18% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,578,605
Gross unrealized depreciation on investment securities	(330,343)
Net unrealized appreciation on investment securities	1,248,262
Cost of investment securities for federal income tax purposes	6,643,919

MFGEFP-914-26840

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Timothy D. Armour
Timothy D. Armour, President and PEO

Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Timothy D. Armour
Timothy D. Armour, President and PEO

Date: October 27, 2006

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and PFO

Date: October 27, 2006